Financial statements of Barclays Bank PLC - Cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax		£ 1,286	£ 1,758	[1]	£ 1,894	[1]
Adjustment for non-cash items [abstract]
Allowance for impairment		643	1,553		1,461
Depreciation, amortisation and impairment of property, plant, equipment and intangibles		397	663	[2]	1,073	[2]
Other provisions, including pensions		2,274	770	[2]	463	[2]
Net profit/(loss) on disposal of investments and property, plant and equipment		0	(314)	[2]	(708)	[2]
Other non-cash movements including exchange rate movements		(3,877)	1,565	[2]	(24,732)	[2]
Changes in operating assets and liabilities [abstract]
Net decrease/(increase) in cash collateral and settlement balances		(5,606)	(3,912)		503
Net decrease/(increase) in loans and advances		(3,890)	26,062		(19,204)
Net decrease in reverse repurchase agreements and other similar lending		(434)	(1,827)	[2]	14,733	[2]
Net (decrease)/increase in deposits and debt securities in issue		16,330	938	[2]	54,629	[2]
Net increase/(decrease) in repurchase agreements and other similar borrowing		2	16,978	[2]	(4,852)	[2]
Net decrease/(increase) in derivative financial instruments		(6,419)	6,770	[2]	(2,370)	[2]
Net (increase) in trading assets		10,102	(33,179)	[2]	(5,531)	[2]
Net increase/(decrease) in trading liabilities		1,688	2,665	[2]	880	[2]
Net decrease/(increase) in financial assets and liabilities at fair value through income statement		(6,284)	39,507	[2]	854	[2]
Net decrease/(increase) in other assets		949	(721)	[2]	(9,805)	[2]
Net (decrease) in other liabilities		(6,099)	(2,014)	[2]	925	[2]
Corporate income tax paid		(409)	59	[2]	(254)	[2]
Net cash from operating activities		653	57,321	[2]	9,959	[2]
Cash flows from (used in) investing activities [abstract]
Net cash disposed of due to the disposal of the UK banking business		0	0	[2]	0	[2]
Purchase of available for sale investments		0	(83,233)	[2]	(65,086)	[2]
Purchase of financial assets at fair value through other comprehensive income		(106,330)	0	[2]	0	[2]
Proceeds from sale or redemption of available for sale investments		0	88,298	[2]	102,384	[2]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		108,038	0	[2]	0	[2]
Purchase of property, plant and equipment and intangibles		(422)	(714)	[2]	(1,718)	[2]
Proceeds from sale of property, plant and equipment and intangibles		35	2,150	[2]	7	[2]
Disposal of subsidiaries, net of cash disposed		0	358	[2]	595	[2]
Net (increase)/decrease in investment in subsidiaries		0	0	[2]	0	[2]
Other cash flows associated with investing activities		1,191	693	[2]	32	[2]
Net cash from investing activities		(37,191)	6,492	[2]	36,214	[2]
Cash flows from (used in) financing activities [abstract]
Dividends paid		(1,142)	(1,427)	[2]	(1,186)	[2]
Issuance of subordinated debt		221	3,041	[2]	857	[2]
Redemption of subordinated debt		(3,246)	(1,378)	[2]	(1,143)	[2]
Net issue of shares and other equity instruments		1,925	2,495	[2]	1,125	[2]
Redemption of shares and other equity instruments		(3,588)	(1,339)	[2]	(1,378)	[2]
Capital contribution from Barclays PLC		2,000	0	[2]	114	[2]
Vesting of shares under employee share schemes		(418)	0	[2]	0	[2]
Net cash from financing activities		(4,248)	1,392	[2]	(1,611)	[2]
Effect of exchange rates on cash and cash equivalents		4,159	(4,773)	[2]	10,468	[2]
Net increase in cash and cash equivalents		(37,095)	60,520	[2]	57,376	[2]
Cash and cash equivalents at beginning of the year	[2]	204,452	143,932		86,556
Cash and cash equivalents at end of the year		167,357	204,452	[2]	143,932	[2]
Cash and cash equivalents comprise [abstract]
Cash and cash equivalents		167,357	143,932	[2]	86,556	[2]
Continuing operations [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax			1,758		1,894
Cash flows from (used in) financing activities [abstract]
Net increase in cash and cash equivalents		(36,627)	60,432	[2]	55,030	[2]
Discontinued operations [member]
Cash flows from (used in) financing activities [abstract]
Net increase in cash and cash equivalents		£ (468)	£ 88	[2]	£ 2,346	[2]

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.